Fair value measurements	12 Months Ended
Dec. 31, 2014
Fair value measurements
Fair value measurements

27.Fair value measurements

ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Group. Unobservable inputs are inputs that reflect the Group’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. As such, fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

•	Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Group has the ability to access.
•	Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, directly or indirectly.
•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets and liabilities that the Group measures and reports on its balance sheet at fair value on a recurring basis.

Short-term financial instruments: The Group’s short-term financial instruments consist of cash and cash equivalents, restricted cash, accounts receivable and payable, notes receivable, short-term borrowings, and accrued expenses. The cost approximates the fair value because of the short maturity period.

Long-term borrowings: The fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Group’s current borrowing rate for similar debt instruments of comparable terms. The carrying values of the long-term borrowings approximate their fair values as all the long-term borrowings carries variable interest rates which approximate rates currently offered by the Group’s bankers for similar debt instruments of comparable maturities.

Derivative assets and liabilities.   The Group’s derivative assets and liabilities consist of embedded foreign currency derivatives in the Group’s sales and purchase contracts denominated in currencies other than Renminbi or the functional currency of the counterparty, the capped call transactions denominated in USD, embedded derivatives underlying convertible notes, foreign currency forward contract instruments and warrants derivatives . Since its capped call transactions, embedded derivatives underlying convertible notes and warrants derivatives  are not traded on an exchange, they are valued using valuation models. Management is responsible for determining these fair values and considered a number of factors including valuations. The capped call transactions are valued using the Black Scholes Option Pricing Model. The embedded derivatives underlying convertible notes and warrants derivatives are bifurcated using the “with or without” approach. As there are interrelationships among the embedded derivatives, they are valued using a Monte Carlo simulation. Interest rate yield curves, foreign exchange rates, stock price, volatility, expected term, risk-free rate and fundamental change event probabilities are the significant inputs into these valuation models. The inputs used in the valuation of the capped call transactions are observable in active markets over the terms of the instruments the Group holds, and accordingly, the Group classifies these valuation techniques as Level 2 in the hierarchy. In regards to the embedded derivatives underlying convertible notes and warrants derivatives, fair value was determined using a “with and without” approach which was based on both Level 2 and Level 3 inputs. The Group determined that the Level 3 input, that is the fundamental change event probabilities, is significant to the overall fair value measurement. The Group considered the effect of its own credit standing and that of its counterparties in its valuations of its derivative financial instruments. The Group entered into foreign currency forward contracts that are designated as cash flow hedges of exchange rate risk related to forecasted foreign currency denominated sales. The Group’s financial instrument counterparties are high-quality commercial banks with significant experience with such instruments.  Fair values of the Group’s forward contracts are determined using significant other observable inputs (Level 2 fair value measurements), and are based on the present value of expected future cash flows considering the risks involved and using discount rates appropriate for the duration of the contracts.

Recurring change in fair value

As of December 31, 2013, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange forward contract instruments	237	—	237	—

Liabilities:
Derivatives liabilities - warrants	(185,365)			(185,365)

As of December 31, 2014, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange forward contract instruments	5,541	—	5,541	—

Liabilities:
Derivatives liabilities - warrants	(105,785)			(105,785)

Assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation)

A summary of changes in Level 3 warrant derivatives for the year ended December 31, 2013 was as follows:

Balance at December 31, 2012	—
Fair value balance as of Aug. 13, 2013	(172,916)
Unrealized gain included in change in fair value of warrant derivatives	(51,074)
Exercise of warrants reclassified to additional paid –in capital	35,701
Exchange gain	2,924
Balance at December 31, 2013	(185,365)

A summary of changes in Level 3 warrant derivatives for the year ended December 31, 2014 was as follows:

Balance at December 31, 2013	(185,365)
Unrealized gain included in change in fair value of warrant derivatives	74,014
Exercise of warrants reclassified to additional paid –in capital	6,343
Exchange gain	(777)
Balance at December 31, 2014	(105,785)

Assets valued at Fair Value on a Non-recurring basis

As of December 31, 2012

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (losses)
Assets:
Long-lived assets	515,854	—	—	515,854	(397,789)
Investment in a joint venture	50,910	—	—	50,910	(38,000)

The long-lived assets represent property, plant and equipment for production of multi-crystalline wafers and certain machines which cannot be used for production due to poor physical condition or outdated facilities.

In accordance with the provisions of the Impairment or Disposal of Long-Lived Assets Subsections of FASB Codification Subtopic 360—10, long-lived assets held and used with a carrying amount of RMB 913,643 were written down to their fair value of RMB 515,854, resulting in an impairment charge of RMB 397,789, which was calculated based on Level 3 Inputs and included in earnings for the period.

Investment in a joint venture represents investment in JA MEMC with a carrying amount of RMB 50,910. An other-than-temporary impairment charge of RMB 38,000 was recorded against the investment in JA MEMC in the year ended December 31, 2012.

Change in fair value of derivatives

The Change in fair value of derivatives recognized in earnings, excluding embedded derivatives underlying convertible notes repurchased which are recognized in buyback gain, was as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2012	December 31, 2013	December 31, 2014
Embedded derivatives underlying convertible notes	32	—	—
Derivatives liabilities - warrants	—	(51,074)	74,014
Foreign exchange forward contracts not designated as hedging instruments	9,302	(793)	10,470
	9,334	(51,867)	84,484